Short-Term Bank Loans (Details)	Jun. 30, 2025 USD ($)
Ewatt [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 4,159,919
Wenzao Huang [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 418,784